RELATED PARTY BALANCES AND TRANSACTIONS - Transactions - Related party (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Sales to related parties	¥ 4,449,757	¥ 4,281,005	¥ 2,816,995
Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication")
Related Party Transaction [Line Items]
Sales to related parties	4,447,957	4,271,135	2,798,824
Xiaomi Information
Related Party Transaction [Line Items]
Sales to related parties		¥ 9,870	17,859
Others
Related Party Transaction [Line Items]
Sales to related parties	¥ 1,800		¥ 312